AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)


                                    CONTENTS

Statement of Assets, Liabilities and Partners' Capital.....................    1
Statement of Operations....................................................    2
Statement of Changes in Partners' Capital - Net Assets.....................    3
Notes to Financial Statements..............................................    4
Schedule of Portfolio Investments..........................................   12
Schedule of Securities Sold, Not Yet Purchased.............................   16
Schedule of Written Options................................................   17

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                         JUNE 30, 2001
ASSETS                                                                    (UNAUDITED)

Cash and cash equivalents                                                  $ 31,995
Investments in securities, at market (cost - $99,377)                       109,945
Due from broker                                                               9,917
Dividends receivable                                                             16
Interest receivable                                                             273
Organizational costs (net of accumulated amortization of $667)                   24
Other assets                                                                      8
                                                                           --------

       TOTAL ASSETS                                                         152,178
                                                                           --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $10,049)            9,519
Outstanding options written, at value (premiums - $255)                         146
Dividends payable on securities sold, not yet purchased                          12
Management fees payable                                                         123
Accrued expenses                                                                253
                                                                           --------

       TOTAL LIABILITIES                                                     10,053
                                                                           --------

             NET ASSETS                                                    $142,125
                                                                           ========

PARTNERS' CAPITAL

Represented by:
Capital contributions  (net of syndication costs of $50)                   $148,226
Capital withdrawals                                                        (128,767)
Accumulated net investment loss                                              (2,491)
Accumulated net realized gain on investments                                113,950
Accumulated net unrealized appreciation on investments and foreign
    currency transactions                                                    11,207
                                                                           --------

       PARTNERS' CAPITAL - NET ASSETS                                      $142,125
                                                                           ========

The accompaning notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                                      JUNE 30, 2001
                                                                                       (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                           $    122
    Interest                                                                               1,192
                                                                                        --------
                                                                                           1,314
                                                                                        --------
EXPENSES
    OPERATING EXPENSES:
       Management fees                                                                       748
       Prime broker fees                                                                     252
       Professional fees                                                                     101
       Administration fees                                                                    98
       Custodian fees                                                                         72
       Amortization of organizational costs                                                   69
       Insurance expense                                                                      38
       Individual General Partners' fees and expenses                                         13
       Miscellaneous                                                                          22
                                                                                        --------
          TOTAL OPERATING EXPENSES                                                         1,413
       Dividends on securities sold, not yet purchased                                       142
                                                                                        --------
          TOTAL EXPENSES                                                                   1,555
                                                                                        --------

          NET INVESTMENT LOSS                                                               (241)
                                                                                        --------

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN  CURRENCY
    TRANSACTIONS

REALIZED  GAIN  (LOSS) ON  INVESTMENTS  AND  FOREIGN  CURRENCY
    TRANSACTIONS:
       Investment securities                                                              11,026
       Purchased options                                                                    (653)
       Futures transactions                                                                  269
       Written options                                                                      (265)
       Securities sold, not yet purchased                                                  1,556
                                                                                        --------

       NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                 11,933
                                                                                        --------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                 (21,652)
                                                                                        --------

          NET REALIZED AND UNREALIZED LOSS                                                (9,719)
                                                                                        --------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES              $ (9,960)
                                                                                        ========

The accompaning notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED     YEAR ENDED
                                                            JUNE 30, 2001   DECEMBER 31, 2000
                                                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment loss                                      $   (241)         $   (221)
    Net realized gain (loss) on investments
       and foreign currency transactions                       11,933            (1,158)
    Net change in unrealized appreciation on
       investments and foreign currency transactions          (21,652)          (27,407)
                                                             --------          --------

       DECREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                         (9,960)          (28,786)

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                         640            26,575
    Capital withdrawals - General Partner                        (195)             (351)
    Capital withdrawals - Limited Partners                       (373)          (27,265)
                                                             --------          --------

       INCREASE (DECREASE) IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                      72            (1,041)

       PARTNERS' CAPITAL AT BEGINNING OF PERIOD               152,013           181,840
                                                             --------          --------

       PARTNERS' CAPITAL AT END OF PERIOD                    $142,125          $152,013
                                                             ========          ========

The accompaning notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four "Individual General Partners" who serve as the governing board of the Partnership and a "Manager." The Manager is Augusta Management, L.L.C., whose principal members are CIBC World Markets Corp. ("CIBC WM") and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on an accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2001.

         B.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning at the commencement of operations, September 4, 1996.

         C.   CASH EQUIVALENTS

         The Partnership treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2001, $31,992,405 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 2001, CIBC WM earned $24,600, in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


      3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. During the six months ended June 30, 2001, there was no Incentive Allocation to the Manager.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership.

         All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2001, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $20,969.

         PFPC Trust Company (the "Custodian" ) serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2001, amounted to $413,968,281 and $429,461,883 respectively.

         At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $11,207,346 consisting of $26,906,266 gross unrealized appreciation and $15,698,920 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled trades and proceeds from securities sold, not yet purchased and written options.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         transactions in U.S. markets and varying percentages with respect to transactions in foreign markets.

         The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2001, the Partnership had no outstanding margin borrowings.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At June 30, 2001, the Partnership had no spot currency, futures, options or forward contracts outstanding.

         Securities sold, not yet purchased represents obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                               CALL OPTIONS
                                                      -----------------------------
                                                        NUMBER
                                                      OF CONTRACTS         COST
                                                      ------------         ----
         Beginning balance                                   --         $        --
         Options purchased                               23,575           7,927,154
         Options closed                                (17,150)          (6,774,311)
         Options expired                                (5,675)            (828,093)
                                                       -------          -----------
         Options outstanding at
                  June 30, 2001                            750          $   324,750
                                                        ======          ===========

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         Transactions in written options were as follows:


                                           CALL OPTIONS                 PUT OPTIONS
                                  ---------------------------    ----------------------------
                                      NUMBER        AMOUNT OF       NUMBER         AMOUNT OF
                                  OF CONTRACTS       PREMIUM     OF CONTRACTS       PREMIUM
                                  ------------     -----------   ------------     -----------
         Beginning balance             6,340       $ 1,621,399        1,400       $   700,000
         Options written              17,440         3,879,801        5,750         3,021,499
         Options closed               (9,900)       (2,539,231)      (5,750)       (3,021,499)
         Options expired             (12,510)       (2,707,481)      (1,400)         (700,000)
                                     -------       -----------       ------       -----------
         Options outstanding at
                  June 30, 2001        1,370       $   254,488         --         $        --
                                     =======       ===========       ======       ===========

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                                                       NET GAINS  (LOSSES)
                                                                                     FOR THE SIX MONTHS ENDED
                                                                                          JUNE 30, 2001
                                                                                     ------------------------
         Equity securities                                                                $(6,804,055)
         Securities sold, not yet purchased                                                 1,601,266
         Equity options                                                                      (928,715)
         Written options                                                                     (115,019)
         Fixed income securities                                                           (2,812,431)
         Futures                                                                              268,642
         FOREIGN SECURITIES:
             Equities                                                                      (1,539,483)
             Securities sold, not yet purchased                                               610,752
                                                                                          -----------
                                                                                          $(9,719,043)
                                                                                          ===========

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                             AVERAGE MARKET VALUE
                                        MARKET VALUE AT     FOR THE SIX MONTHS ENDED
                                          JUNE 30, 2001          JUNE 30, 2001
                                        ---------------     ------------------------
         ASSETS:
              Equity options               $  48,750               $  22,708

         LIABILITIES:
              Written options               (145,700)               (316,210)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 2001.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period.




                                        SIX MONTHS ENDED           YEAR ENDED           YEAR ENDED              YEAR ENDED
                                          JUNE 30, 2001       DECEMBER 31, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998
                                          -------------       -----------------      -----------------      -----------------
     Ratio of net investment loss
        to average net assets               (0.32%)*               (0.13%)                (0.48%)                (0.25%)
     Ratio of operating expense
        to average net assets                1.91%*                 1.70%                  1.50%                  1.57%
     Ratio of interest expense
        to average net assets                  N/A                  0.03%                  0.17%                  0.18%
     Ratio of dividends on
        securities sold, not yet
        purchased to average net assets      0.19% *               0.07%                  0.06%                  0.12%
     Total return**                         (6.56%)               (13.94%)                72.69%                 17.45%
     Portfolio turnover                       331%                   534%                   617%                   723%
     Average debt ratio                        N/A                  0.24%                  2.06%                  2.19%


                                                                    SEPTEMBER 4, 1996
                                                                    (COMMENCEMENT OF
                                           YEAR ENDED                OPERATIONS) TO
                                        DECEMBER 31, 1997           DECEMBER 31, 1996
                                        -----------------           -----------------
     Ratio of net investment loss
        to average net assets                  (0.48%)                 (0.83%) *
     Ratio of operating expense
        to average net assets                   1.61%                   2.27% *
     Ratio of interest expense
        to average net assets                   0.07%                   0.01% *
     Ratio of dividends on securities
        sold, not yet purchased to
        average net assets                      0.12%                   0.06% *
     Total return**                            25.94%                  17.20%
     Portfolio turnover                          627%                    215%
     Average debt ratio                         1.04%                   0.28%

         *  Annualized.
         ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.


AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2001
           SHARES                                                                                   MARKET VALUE
                   COMMON STOCK - 73.02%
                      AIRLINES - 1.68%
            85,000      SkyWest, Inc.                                                               $  2,380,000
                                                                                                    ------------
                      ATHLETIC FOOTWEAR - 1.11%
            37,500      Nike, Inc., Class B                                                            1,574,625
                                                                                                    ------------
                      BROADCASTING SERVICES/PROGRAMMING - 0.86%
            70,000      AT&T Corp. - Liberty Media Corp., Class A*                                     1,224,304
                 1      UnitedGlobalCom, Inc., Class A*                                                        6
                                                                                                    ------------
                                                                                                       1,224,310
                                                                                                     -----------
                      CELLULAR TELECOMMUNICATIONS - 0.55%
            45,000      Nextel Communications, Inc., Class A*                                            787,500
                                                                                                    ------------
                      CHEMICALS - SPECIALTY - 1.29%
           350,000      Methanex Corp.*                                                                1,837,500
                                                                                                    ------------
                      COMMERCIAL SERVICES - FINANCE - 1.32%
           125,000      Alliance Data Systems Corp.*                                                   1,875,000
                                                                                                    ------------
                      DATA PROCESSING/MANAGEMENT - 1.81%
            40,000      First Data Corp.                                                               2,574,000
                                                                                                    ------------
                      DIALYSIS CENTERS - 7.51%
           525,000      DaVita, Inc.*                                                 (a)             10,673,250
                                                                                                    ------------
                      DIVERSIFIED MANUFACTURING OPERATIONS - 5.75%
           150,000      Tyco International Ltd.                                       (b)              8,176,500
                                                                                                    ------------
                      DRUG DELIVERY SYSTEMS - 2.41%
            97,500      Alkermes, Inc.*                                                                3,422,250
                                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

                                     - 12 -

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2001
           SHARES                                                                                   MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.38%
            15,000      Intersil Holding Corp.*                                                     $    546,000
                                                                                                    ------------
                      ENGINEERING/RESEARCH & DEVELOPMENT SERVICES - 1.60%
           195,000      McDermott International, Inc.*                                                 2,271,750
                                                                                                    ------------
                      FOOTWEAR & RELATED APPAREL - 0.97%
            35,000      The Timberland Co., Class A*                                                   1,382,850
                                                                                                    ------------
                      HEALTHCARE COST CONTAINMENT - 12.15%
         1,050,000      Caremark Rx, Inc.*                                            (b)             17,272,500
                                                                                                    ------------
                      HUMAN RESOURCES - 0.72%
            60,000      Exult, Inc.*                                                                   1,023,000
                                                                                                    ------------
                      INDEPENDENT POWER PRODUCER - 1.74%
           100,000      Reliant Resources, Inc.*                                                       2,470,000
                                                                                                    ------------
                      INDEX - 2.41%
            75,000      Nasdaq - 100 Shares*                                                           3,427,500
                                                                                                    ------------
                      INSTRUMENTS - SCIENTIFIC - 0.31%
            15,000      Fisher Scientific International, Inc.                                            435,000
                                                                                                    ------------
                      INSTRUMENTS - CONTROLS - 1.55%
           100,000      Thermo Electron Corp.                                                          2,202,000
                                                                                                    ------------
                      MEDICAL - BIOMEDICAL/GENETICS - 3.37%
            50,000      Applera Corp. - Celera Genomics Group*                                         1,983,000
            45,000      Enzon, Inc.*                                                                   2,812,500
                                                                                                    ------------
                                                                                                       4,795,500
                                                                                                    ------------
                      MEDICAL - DRUGS - 6.12%
            95,000      ImmunoGen, Inc.*                                                               1,900,000
           187,500      Schering-Plough Corp.                                                          6,795,000
                                                                                                    ------------
                                                                                                       8,695,000
                                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

                                     - 13 -

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2001
           SHARES                                                                                   MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      MEDICAL INFORMATION SYSTEMS - 2.03%
           320,000      Allscripts Healthcare Solutions, Inc.*                                      $  2,880,000
                 1      Per-Se Technologies, Inc.*                                                             8
                                                                                                    ------------
                                                                                                       2,880,008
                                                                                                    ------------
                      MEDICAL - LASER SYSTEMS - 0.37%
            50,000      BriteSmile, Inc.*                                                                525,500
                                                                                                    ------------
                      MULTIMEDIA - 2.85%
            95,000      Gemstar - TV Guide International, Inc.*                                        4,047,000
                                                                                                    ------------
                      NETWORKING PRODUCTS - 0.66%
            30,000      Juniper Networks, Inc.*                                                          933,000
                                                                                                    ------------
                      OIL & GAS DRILLING - 1.07%
            85,000      Patterson-UTI Energy, Inc.*                                                    1,518,950
                                                                                                    ------------
                      OIL COMPANIES - EXPLORATION & PRODUCTION - 2.75%
            65,000      Forest Oil Corp.                                                               1,820,000
           120,000      Ocean Energy, Inc.                                                             2,094,000
                                                                                                    ------------
                                                                                                       3,914,000
                                                                                                    ------------
                      PHYSICAL THERAPY/REHAB CENTERS - 1.63%
           145,000      HEALTHSOUTH Corp.                                                              2,315,650
                                                                                                    ------------
                      PIPELINES - 2.12%
            60,000      Kinder Morgan, Inc.                                                            3,015,000
                                                                                                    ------------
                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.78%
           125,000      United Microelectronics Corp., ADR*                                            1,112,500
                                                                                                    ------------
                      TELECOMMUNICATIONS EQUIPMENT - 0.41%
            30,000      Tellabs, Inc.*                                                                   581,400
                                                                                                    ------------
                      TELECOMMUNICATIONS SERVICES - 0.79%
         3,950,000      Global TeleSystems, Inc.*                                                        711,000
           160,000      United Pan-Europe Communications N.V., Class A*                                  406,353
                                                                                                    ------------
                                                                                                       1,117,353
                                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

                                     - 14 -

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2001
           SHARES                                                                                   MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      Telephone -  Integrated - 0.00%
                 1      Tele Norte Leste Participacoes S.A., Sponsored ADR                          $         13
                                                                                                    ------------
                      Tools - Hand Held - 0.69%
            25,000      The Black & Decker Corp.                                                         986,500
                                                                                                    ------------
                      WIRELESS EQUIPMENT - 1.26%
            75,000      Viasat, Inc.*                                                                  1,791,000
                                                                                                    ------------
                         TOTAL COMMON STOCKS (COST $90,127,664)                                      103,783,909
                                                                                                    ============

FACE AMOUNT
                   BONDS - 4.30%
                      BIOPHARMACEUTICALS - 4.30%
       $10,000,000      National Communication Corp., 6.75%, 05/15/08                                  6,112,500
                                                                                                    ------------
                         TOTAL BONDS (COST $8,924,931)                                                 6,112,500
                                                                                                    ============
         NUMBER OF
         CONTRACTS
                   CALL OPTIONS - 0.03%
                      TELEPHONE - INTEGRATED - 0.03%
               750      NTL, Inc. 12/22/01, $22.50                                                        48,750
                                                                                                    ------------
                        TOTAL CALL OPTIONS (COST $324,750)                                                48,750
                                                                                                    ============
                        TOTAL INVESTMENTS (COST $99,377,345) - 77.36%                                109,945,159
                                                                                                    ------------
                        OTHER ASSETS, LESS LIABILITIES  - 22.64%**                                    32,179,690
                                                                                                    ------------
                        NET ASSETS - 100.00%                                                        $142,124,849
                                                                                                    ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
(b) Partially or wholly held in a pledged account by the Custodian as collateral for open short equities.
*   Non-income producing security.
** INCLUDES $31,992,405 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 22.51% OF NET ASSETS.

The accompanying notes are an integral part of these financial statements.


AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2001
           SHARES                                                                                   MARKET VALUE
                   SECURITIES SOLD, NOT YET PURCHASED - (6.70%)
                      CONSULTING SERVICES - (0.24%)
            22,500      KPMG Consulting, Inc.                                                       $   (345,375)
                                                                                                    ------------
                      CONSUMER PRODUCTS - MISCELLANEOUS - (0.83%)
            35,000      The Clorox Co.                                                                (1,184,750)
                                                                                                    ------------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.28%)
            15,000      Flextroncs International Ltd.                                                   (391,650)
                                                                                                    ------------
                      FOOD - RETAIL - (0.46%)
            25,000      Winn-Dixie Stores, Inc.                                                         (653,250)
                                                                                                    ------------
                      OIL COMPANIES - INTEGRATED - (1.84%)
            30,000      Exxon Mobil Corp.                                                             (2,620,500)
                                                                                                    ------------
                      RESPIRATORY PRODUCTS - (1.07%)
            30,000      ResMed, Inc.                                                                  (1,516,500)
                                                                                                    ------------
                      RETAIL - REGIONAL DEPARTMENT STORES - (0.99%)
            22,500      Kohl's Corp.                                                                  (1,411,425)
                                                                                                    ------------
                      TELECOMMUNICATIONS SERVICES - (0.98%)
           150,000      Telia AB                                                                        (757,922)
            75,000      Tiscali S.P.A.                                                                  (637,339)
                                                                                                    ------------
                                                                                                      (1,395,261)
                                                                                                    ------------
                   TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $10,049,455)                  $ (9,518,711)
                                                                                                    ============

The accompanying notes are an integral part of these financial statements.

                                     - 16 -

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
         NUMBER OF                                                                                  JUNE 30, 2001
         CONTRACTS                                                                                   MARKET VALUE
                   WRITTEN CALL OPTIONS - (0.10%)
                      BROADCASTING SERVICES/PROGRAMMING - (0.00%)
                70      AT&T Corp.-Liberty Media Corp., Class A, 07/21/01, $17.50                   $     (4,200)
                                                                                                    ------------
                      DIALYSIS CENTERS - (0.03%)
               700      Davita, Inc., 07/21/01, $20.00                                                   (45,500)
                                                                                                    ------------
                      DRUG DELIVERY SYSTEMS - (0.02%)
               150      Alkermes, Inc., 08/18/01, $40.00                                                 (28,500)
                                                                                                    ------------
                      MULTIMEDIA - (0.05%)
               450      Gemstar-TV Guide International, Inc., 07/21/01, $45.00                           (67,500)
                                                                                                    ------------
                      TOTAL WRITTEN CALL OPTIONS (PREMIUMS $254,488)                                $   (145,700)
                                                                                                    ============

The accompanying notes are an integral part of these financial statements.

                                     - 17 -